Write Down of Vessels - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Impaired Long-Lived Assets Held and Used [Line Items]
Write-down of vessels	$ 0	$ 29,367	$ 0
Suezmax Tankers [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Number of vessels	3	3